DERIVATIVES, Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivatives [Abstract]
Fair value of derivative assets	$ 5,929	$ 2,643
Fair value of derivative liabilities	8,558	7,344
Debt with Floating Interest Rates Associated with Aircraft with Fixed Rate Rentals [Member]
Derivatives [Abstract]
Debt	1,600,000
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Notional amounts	1,100,000	700,000
Fair value of derivative assets	3,200	2,600
Fair value of derivative liabilities	8,600	$ 7,300
Gain associated with terminated contracts	$ 1,800
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Minimum [Member]
Derivatives [Abstract]
Term of variable rate	1 month
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Maximum [Member]
Derivatives [Abstract]
Term of variable rate	3 months
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Notional amounts	$ 68,500
Fair value of derivative assets	$ 2,700